Intrepid Capital Management Funds Trust

Intrepid Capital Fund
Intrepid Small Cap Fund
Intrepid Income Fund
Intrepid All Cap Fund

Supplement Dated September 3, 2010
To Summary and Statutory Prospectuses dated January 28, 2010, April 30, 2010, and August 14, 2010

1.           In the summary prospectus and in the summary section of the statutory prospectus for the Intrepid Capital Fund and Intrepid Income Fund, please delete the paragraph entitled “Portfolio Managers” in its entirety and replace it with the following:

Portfolio Managers: All of the investment decisions by the Adviser for the Fund are made by a team of three investment professionals led by Mark Travis.  Mark Travis is a founder and has been the President of the Adviser since 1994.   Gregory Estes has been a Vice President and portfolio manager for the Adviser since 2000.  Jayme Wiggins, CFA, rejoined the Adviser in 2010 as a portfolio manager following completion of his MBA degree (Mr. Wiggins’ prior service to the Adviser dated from 2002 to 2008).

2.           In the summary prospectus and in the summary section of the statutory prospectus for the Intrepid Small Cap Fund, please delete the paragraph entitled “Portfolio Managers” in its entirety and replace it with the following:

Portfolio Managers: All of the investment decisions by the Adviser for the Fund are made by a team of professionals led by Jayme Wiggins, CFA.   Mr. Wiggins rejoined the Adviser in 2010 as a portfolio manager following completion of his MBA degree (Mr. Wiggins’ prior service to the Adviser dated from 2002 to 2008). Mark Travis is a founder and has been the President of the Adviser since 1994.  Gregory Estes has been a Vice President and portfolio manager for the Adviser since 2000.

3.           In the summary prospectus and in the summary section of the statutory prospectus for the Intrepid All Cap Fund, please delete the paragraph entitled “Portfolio Managers” in its entirety and replace it with the following:

Portfolio Managers: All of the investment decisions by the Adviser for the Fund are made by a team of three investment professionals led by Gregory Estes.  Gregory Estes has been a Vice President and portfolio manager for the Adviser since 2000.  Mark Travis is a founder and has been the President of the Adviser since 1994.  Jayme Wiggins, CFA, rejoined the Adviser in 2010 as a portfolio manager following completion of his MBA degree (Mr. Wiggins’ prior service to the Adviser dated from 2002 to 2008).

4.           In the statutory prospectus section entitled “Management of the Funds,” please delete the second-to-last paragraph in its entirety and replace it with the following:

As investment adviser, the Adviser manages the investment portfolio of each Fund. The Adviser decides which securities to buy and sell.  All of the investment decisions by the Adviser for the Intrepid Capital Fund and the Intrepid Income Fund are made by a team of three investment professionals led by Mark Travis.  Mr. Travis is a founder and has been the President of the Adviser since 1994.  All of the investment decisions by the Adviser for the Intrepid Small Cap Fund and the Intrepid All Cap Fund are made by the same team of professionals led by Jayme Wiggins, CFA, with respect to the Intrepid Small Cap Fund and Gregory Estes with respect to the Intrepid All Cap Fund.   Mr. Estes has been a Vice President and portfolio manager for the Adviser since 2000.  Mr. Wiggins rejoined the Adviser in 2010 as a portfolio manager following completion of his MBA degree (Mr. Wiggins’ prior service to the Adviser dated from 2002 to 2008). With respect to each of the Funds, the lead member of the team makes the final investment decisions based on the information team members provide.  Team members may also execute decisions of the lead member.

Please keep this Prospectus Supplement with your records.

Intrepid Capital Management Funds Trust

Intrepid Capital Fund
Intrepid Small Cap Fund
Intrepid Income Fund
Intrepid All Cap Fund

Supplement Dated September 3, 2010
To Statements of Additional Information (“SAI”) dated January 28, 2010, April 30, 2010, and August 14, 2010
______________________________________________________________________________________

Please delete the section of the SAI entitled “Portfolio Managers” in its entirety and replace it with the following:

PORTFOLIO MANAGERS

The sole investment adviser to the Funds is Intrepid Capital Management, Inc.  The portfolio managers for the Funds have responsibility for the day-to-day management of accounts other than the Funds.  Information regarding these other accounts is set forth below.  The number of accounts and assets is shown as of September 30, 2009.

	Number of Other Accounts Managed and Total Assets by Account Type			Number of Accounts and Total Assets for which Advisory Fee is Performance-Based
Name of Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Mark Travis	0	1 $28.5 million	0	0	1 $28.5 million	0
Gregory Estes	0	0	34 $76 million	0	0	0
Jayme Wiggins*	0	0	5 $14.1 million	0	0	0
* As of August 24, 2010

The portfolio managers are responsible for managing other accounts.  The Adviser typically assigns accounts with similar investment strategies to the portfolio managers to mitigate the potentially conflicting strategies of accounts.  Other than potential conflicts between investment strategies, the side-by-side management of both the Funds and other accounts may raise potential conflicts of interest due to the interest held by the Adviser or one of its affiliates in an account, the fact that one account has a performance-based investment advisory fee and certain trading practices used by the portfolio managers (for example, cross trade between a Fund and another account and allocation of aggregated trades).  The Adviser has developed policies and procedures reasonably designed to mitigate these conflicts.  In particular, the Adviser has adopted policies limiting the ability of portfolio managers to cross trade securities between Funds and policies to ensure the fair allocation of securities purchased on an aggregated basis.

The portfolio managers are compensated in various forms.  The following table outlines the forms of compensation paid to each portfolio manager as of September 30, 2009.

Name of Portfolio Manager	Form of Compensation	Source of Compensation	Method Used to Determine Compensation (Including Any Differences in Method)
Mark Travis	Salary	Intrepid Capital Management, Inc.
Mr. Travis’ salary is determined on an annual basis and it is a fixed amount throughout the year.  It is not based on the performance of the Funds or on the value of the assets held in the Funds’ portfolios.

Name of Portfolio Manager	Form of Compensation	Source of Compensation	Method Used to Determine Compensation (Including Any Differences in Method)
	Bonus	Intrepid Capital Management, Inc.	Mr. Travis receives a bonus based on the profitability of the Adviser.
Gregory Estes	Salary	Intrepid Capital Management, Inc.
Mr. Estes’ salary is determined on an annual basis and it is a fixed amount throughout the year.  It is not based on the performance of the Funds or on the value of the assets held in the Funds’ portfolios.

	Bonus	Intrepid Capital Management, Inc.	Mr. Estes receives a bonus based on his performance and the profitability of the Adviser.
Jayme Wiggins*	Salary	Intrepid Capital Management, Inc.
Mr. Wiggins’ salary is determined on an annual basis and it is a fixed amount throughout the year.  It is not based on the performance of the Funds or on the value of the assets held in the Funds’ portfolios.

	Bonus	Intrepid Capital Management, Inc.	Mr. Wiggins receives a bonus based on his performance and the profitability of the Adviser.
* As of August 24, 2010

The following table sets forth the dollar range of Fund shares beneficially owned by each portfolio manager as of September 30, 2009, stated using the following ranges: None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001-$500,000, $500,001-$1,000,000 or over $1,000,000.

Portfolio Manager	Dollar Range of Shares Owned
	Intrepid Capital Fund	Intrepid Small Cap Fund	Intrepid Income Fund	Intrepid All Cap Fund
Mark Travis	$50,001-$100,000	$100,001-$500,000	$100,001-$500,000	$100,001-$500,000
Gregory Estes	$1 - $10,000	$10,001-$50,000	$10,001-$50,000	$50,001-$100,000
Jayme Wiggins*	$1 - $10,000	$10,001-$50,000	$1 - $10,000	$1 - $10,000
              * As of August 24, 2010

Please keep this Statement of Additional Information Supplement with your records.